DERIVATIVE FINANCIAL INSTRUMENTS - Derivative Instruments by Term to Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	$ 27,617	$ 24,441
1 Year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	11,157
1-5 Years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	16,186
5+ Years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	274
Foreign exchange contracts | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	6,832	2,875
Foreign exchange contracts | 1 Year | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	3,163
Foreign exchange contracts | 1-5 Years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	3,669
Foreign exchange contracts | 5+ Years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Interest rate derivatives | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	8,592	8,721
Interest rate derivatives | 1 Year | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Interest rate derivatives | 1-5 Years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	8,592
Interest rate derivatives | 5+ Years | Elected for hedge accounting
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	12,591	5,518
Foreign exchange contracts | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	5,759	2,643
Foreign exchange contracts | 1 Year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	5,077
Foreign exchange contracts | 1-5 Years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	558
Foreign exchange contracts | 5+ Years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	124
Cross currency swaps
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	271	192
Cross currency swaps | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	271	192
Cross currency swaps | 1 Year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	23
Cross currency swaps | 1-5 Years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	104
Cross currency swaps | 5+ Years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	144
Interest rate derivatives
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	14,686	18,305
Interest rate derivatives | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	6,094	9,584
Interest rate derivatives | 1 Year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	2,894
Interest rate derivatives | 1-5 Years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	3,194
Interest rate derivatives | 5+ Years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	6
Equity derivatives
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	69	426
Equity derivatives | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	69	$ 426
Equity derivatives | 1 Year | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	0
Equity derivatives | 1-5 Years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	69
Equity derivatives | 5+ Years | Fair value through profit or loss
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of derivative positions	$ 0